UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,165	$1,195,873
Alaska — 2.1%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,763,072
Series C, 5.00%, 1/01/21	2,500	2,939,900
		6,702,972
Arizona — 3.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,553,448
5.00%, 7/01/21	5,585	6,851,008
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,548,135
5.25%, 12/01/20	1,000	1,050,440
		11,003,031
California — 20.2%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	815	972,099
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	10,000	12,659,200
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,461,300
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
5.96%, 1/15/21	12,500	7,375,125
5.87%, 1/15/22	10,000	5,535,300
Golden State Tobacco Securitization Corp. California, RB (b):
ARS, Asset-Backed, Series A-3, 7.88%, 6/01/13	975	1,070,911
Series 2003-A-1, 6.63%, 6/01/13	1,500	1,623,405
Series 2003-A-1, 6.75%, 6/01/13	11,010	11,934,069
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,591,275
Riverside County Asset Leasing Corp. California, RB, Riverside County Hospital Project (NPFGC), 5.76%, 6/01/25 (a)	6,865	3,392,477
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (c)	4,000	4,097,240
State of California, GO, Various Purpose, 5.00%, 11/01/22	7,050	7,478,640
		66,191,041

Municipal Bonds	Par (000)	Value
Colorado — 1.7%
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 5.55%, 9/01/22 (a)	$4,500	$2,594,925
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/25	3,000	3,123,960
		5,718,885
District of Columbia — 3.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.50%, 5/15/33	4,215	4,567,205
Metropolitan Washington Airports Authority, Refunding RB, Series C-2, AMT (AGM), 5.00%, 10/01/24	5,000	5,441,950
		10,009,155
Florida — 7.4%
Bellalago Educational Facilities Benefit District, Special Assessment Bonds, Series A, 5.85%, 5/01/22	3,715	3,737,104
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,412,638
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	6,005,982
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,910	1,908,052
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	2,170	2,293,516
Middle Village Community Development District, Special Assessment Bonds, Series A, 5.80%, 5/01/22	3,525	3,344,555
Pine Island Community Development District, RB, 5.30%, 11/01/10 (d)(e)	250	100,023
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	3,530	3,145,442
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	2,130	2,183,143
		24,130,455
Georgia — 0.7%
Richmond County Development Authority, RB, Environment, Series A, AMT, 5.75%, 11/01/27	2,350	2,376,437
Illinois — 16.1%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,510,650
5.00%, 1/01/22	7,000	7,657,160

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB:
Depaul University, Series C, 5.25%, 10/01/24	$5,000	$5,287,350
MJH Education Assistance IV LLC, Sub-Series A, 5.50%, 6/01/19 (d)(e)	3,250	1,950,065
MJH Education Assistance IV LLC, Sub-Series B, 5.00%, 6/01/24 (d)(e)	1,075	161,293
Northwestern University, 5.00%, 12/01/21	4,800	5,148,480
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	2,250	2,497,005
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding (AGM), 5.25%, 12/01/20	1,000	1,281,790
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 5.45%, 6/15/22 (a)	13,455	9,273,186
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,457,200
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/20	2,000	2,392,660
		52,616,839
Indiana — 4.5%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	4,000	2,415,480
Indiana Municipal Power Agency, Series A, 5.00%, 1/01/21	600	730,458
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	11,413,900
		14,559,838
Kansas — 2.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	3,053,800
Wyandotte County-Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 5.20%, 12/01/20 (a)	6,440	4,283,759
		7,337,559
Kentucky — 0.6%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	2,000	2,056,620
Louisiana — 0.6%
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	2,031,660

Municipal Bonds	Par (000)	Value
Maryland — 2.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	$1,250	$1,297,200
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,531,339
MedStar Health, 5.38%, 8/15/24	5,500	5,843,970
University of Maryland Medical System, 5.00%, 7/01/19	670	777,079
		9,449,588
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Waste Management, Inc. Project, AMT, 5.45%, 6/01/14	4,500	4,871,385
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	140,623
		5,012,008
Michigan — 3.1%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,735	1,967,195
Lansing Board of Water & Light, RB, Series A, 3.50%, 7/01/20	1,000	1,107,890
Michigan State Building Authority, RB, Refunding Facilities Program, Series A:
4.00%, 10/15/20	1,205	1,364,024
5.00%, 10/15/20	325	393,377
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Sparrow Obligated, 4.50%, 11/15/26	1,500	1,544,820
State of Michigan, Refunding RB:
5.00%, 11/01/20	1,000	1,223,840
5.00%, 11/01/21	2,000	2,422,640
		10,023,786
Minnesota — 1.1%
Minnesota Higher Education Facilities Authority, RB, University of St. Thomas, Series 5-Y, 5.00%, 10/01/24	1,250	1,327,100
Tobacco Securitization Authority, Refunding RB, Tobacco Settlement, Series B, 5.00%, 3/01/20	2,000	2,296,320
		3,623,420
Mississippi — 0.9%
County of Warren Mississippi, RB, Series A, AMT, 5.85%, 11/01/27	3,000	3,045,720

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri — 3.4%
Missouri Development Finance Board, RB, Branson Landing Project, Series A, 5.50%, 12/01/24	$5,000	$5,247,150
Missouri State Health & Educational Facilities Authority, Refunding RB, BJC Health System, Series A, 5.00%, 5/15/20	5,500	5,996,650
		11,243,800
Multi-State — 5.8%
Centerline Equity Issuer Trust (c)(f):
5.75%, 5/15/15	1,000	1,073,680
6.00%, 5/15/15	4,000	4,335,000
6.00%, 5/15/19	2,500	2,807,300
6.30%, 5/15/19	2,500	2,815,675
MuniMae TE Bond Subsidiary LLC (c)(f)(g):
5.40%	5,000	3,300,200
5.80%	5,000	3,400,200
Series D, 5.90%	2,000	1,120,080
		18,852,135
Nevada — 2.0%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,755	1,033,695
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	5,000	5,468,750
		6,502,445
New Hampshire — 4.5%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project, Series B, AMT (NPFGC), 4.75%, 5/01/21	10,000	10,318,300
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	4,225	4,509,554
		14,827,854
New Jersey — 12.1%
Middlesex County Improvement Authority, RB, Street Student Housing Project, Series A, 5.00%, 8/15/23	1,000	1,038,100
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	10,000	10,072,600
Continental Airlines, Inc. Project, AMT, 7.00%, 11/15/30 (h)	5,000	5,000,200
Continental Airlines, Inc. Project, AMT, 9.00%, 6/01/33 (h)	1,500	1,537,890

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	$7,500	$7,958,250
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 4.80%, 11/01/13	520	531,289
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,374,160
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	3,048,925
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,351,848
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (b)	4,000	4,281,880
Newark Housing Authority, RB, South Ward Police Facility (AGC), 5.00%, 12/01/21	1,250	1,474,625
		39,669,767
New York — 7.3%
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (d)(e)(h):
7.63%, 8/01/25	3,885	3,499,647
7.75%, 8/01/31	5,000	4,504,400
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	8,500	9,005,665
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,525	1,589,355
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/20	5,000	5,315,150
		23,914,217
North Carolina — 2.4%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,803,254
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	6,068,650
		7,871,904
Ohio — 6.3%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,745,950

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Cuyahoga County, RB, Cleveland Clinic Health System, Series A, 6.00%, 7/01/13 (b)	$13,000	$14,044,810
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	862	820,408
		20,611,168
Oklahoma — 0.6%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (d)(e)(h)	2,520	1,931,706
Pennsylvania — 7.4%
Lancaster County Hospital Authority, RB, General Hospital Project, 5.75%, 9/15/13 (b)	7,500	8,122,425
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	1,275	1,228,718
Pennsylvania Higher Educational Facilities Authority, RB, LaSalle University, 5.50%, 5/01/26	6,680	6,843,259
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Drexel University, Series A, 5.00%, 5/01/20	1,575	1,865,934
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,165,140
Pennsylvania Turnpike Commission, Refunding RB, Series A, 5.00%, 12/01/20	4,000	4,876,280
		24,101,756
Puerto Rico — 4.5%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	3,300	3,655,311
Puerto Rico Electric Power Authority, RB, Series NN, 5.13%, 7/01/13 (b)	9,000	9,621,360
Puerto Rico Sales Tax Financing Corp., RB, Series C, 5.00%, 8/01/22	1,100	1,325,995
		14,602,666
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,381,520
Texas — 8.8%
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/19	800	877,760
5.75%, 1/01/20	1,140	1,264,157
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,880,050

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/20	$250	$300,215
Lower Colorado River Authority, 5.00%, 5/15/20	5,000	6,097,250
North Texas Tollway Authority, RB, Series C:
5.25%, 1/01/20	1,000	1,175,040
5.38%, 1/01/21	5,000	5,876,500
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC) (a):
5.39%, 8/15/21	7,990	5,511,103
5.54%, 8/15/24	8,450	4,962,009
		28,944,084
US Virgin Islands — 0.5%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000	1,064,960
Virgin Islands Public Finance Authority, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	500,110
		1,565,070
Virginia — 6.8%
Charles City County EDA, RB, Waste Management Inc. Project, Mandatory Put Bonds, AMT, 5.13%, 8/01/27 (h)	10,000	10,771,100
Mecklenburg County IDA Virginia, Refunding RB, Exempt Facility, UAE LP Project, AMT, 6.50%, 10/15/17	7,500	7,545,750
Roanoke EDA, RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20 (i)	1,500	1,790,550
Russell County IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,219,580
		22,326,980
Washington — 0.1%
Washington Health Care Facilities Authority, RB, Providence Health & Services B, 5.00%, 10/01/20	250	303,568
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,230,200
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,783,034
Wheaton Franciscan Services, Series A, 5.50%, 8/15/17	2,880	2,979,533
Wheaton Franciscan Services, Series A, 5.50%, 8/15/18	3,190	3,290,421
		9,283,188
Total Municipal Bonds – 148.5%		486,018,715

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)

Illinois — 1.8%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	$5,000	$5,795,350
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 1.8%		5,795,350
Total Long-Term Investments (Cost – $467,661,203) – 150.3%		491,814,065

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	11,522,788	11,522,788
Total Short-Term Securities (Cost – $11,522,788) – 3.5%		11,522,788
Total Investments (Cost - $479,183,991*) 153.8%		503,336,853
Other Assets Less Liabilities – 0.4%		1,603,516
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.1)%		(3,751,527)
AMPS, at Liquidation Value – (53.1)%		(173,851,791)
Net Assets Applicable to Common Shares– 100.0%		$327,337,051

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$474,882,613
Gross unrealized appreciation	$35,586,293
Gross unrealized depreciation	(10,882,053)
Net unrealized appreciation	$24,704,240

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$1,790,550	$9,480

(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,220,721	8,302,067	11,522,788	$986

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARS	Auction Rate Securities
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$491,814,065	—	$491,814,065
Short-Term Securities	$11,522,788	—	—	11,522,788
Total	$11,522,788	$491,814,065	—	$503,336,853

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 23, 2012